Income Tax	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Income Tax [Abstract]
Income Tax

10. Income Tax

We are subject to income tax in the United States, Hong Kong and PRC.

The Company's subsidiaries, Jifu, CC Power and CC Investment are incorporated in PRC and are subjected to PRC enterprises income tax at the applicable tax rates on the taxable income as reported in their Chinese statutory accounts in accordance with the relevant enterprises income tax laws ("EIT Law"). The subsidiaries locate in Shenzhen, a special economic region, where companies are allowed to gradually phase into the 25% statutory tax rate. For 2014 and 2013, the statutory income tax rate is 25%. The open tax years in PRC are 2009-2014.

CC Mobility is incorporated in Hong Kong and is subjected to Hong Kong corporate income tax at 16.5% statutory income tax rate. No Hong Kong profits tax has been provided in the financial statements, as the Company did not have any assessable profits for the three months ended March 31, 2014 and 2013. The open tax year for CC Mobility in Hong Kong are 2012-2014.

The Company has no income tax expense for the three months ended March 31, 2014 and 2013 because it has not net assessable income.

The Company applied the provisions of ASC 740.10.50, "Accounting for Uncertainty in Income Taxes", which provides clarification related to the process associated with accounting for uncertain tax positions recognized in our financial statements. ASC 740.10.50 prescribes a more-likely-than-not threshold for financial statement recognition and measurement of a tax position taken, or expected to be taken, in a tax return. ASC 740.10.50 also provides guidance related to, among other things, classification, accounting for interest and penalties associated with tax positions, and disclosure requirements. The Company recognizes accrued interest and penalties related to unrecognized tax benefits in the provision for income taxes in the statements of operation. The Company's policy for recording interest and penalties associated with audits is to record such items as a component of income tax expense.

The following table sets forth the components of deferred income taxes as of March 31, 2014 and December 31, 2013:

	March 31,	December 31,
	2014	2013
Deferred tax assets:
Net operating losses - U.S.	$102,936	$1,195,355
Deferred revenue	-	19,223
	102,936	1,214,578
Valuation allowance	(102,936)	(1,214,578)
Deferred tax assets, net	$-	$-

As of March 31, 2014, the Company has net operating losses carry forward of $1,923,997 in the U.S. and $681,272 in Hong Kong and PRC available to offset future taxable income. They will begin to expire in 2030 and 2013, respectively. We provided for a full valuation allowance against the deferred tax assets of $102,936 on the expected future tax benefits from the net operating loss carry forwards as management believes it is more likely than not that these assets will not be realized in the future.

The change in valuation allowance for the three months ended March 31, 2014 and 2013 was a decrease of $1,111,642 and an increase of $133,702, respectively.

The Company did not recognize any interest or penalties related to unrecognized tax benefits for the three months ended March 31, 2014 and 2013.

9. Income Tax

We are subject to income tax in the United States, Hong Kong and PRC.

The Company's subsidiaries, Jifu, CC Power and CC Investment are incorporated in PRC and are subjected to PRC enterprises income tax at the applicable tax rates on the taxable income as reported in their Chinese statutory accounts in accordance with the relevant enterprises income tax laws ("EIT Law"). The subsidiaries locate in Shenzhen, a special economic region, where companies are allowed to gradually phase into the 25% statutory tax rate. For 2013 the statutory income tax rate is 25%. The open tax years in PRC are 2009-2013.

CC Mobility is incorporated in Hong Kong and is subjected to Hong Kong corporate income tax at 16.5% statutory income tax rate. No Hong Kong profits tax has been provided in the financial statements, as the Company did not have any assessable profits for the years ended December 31, 2013 and 2012. The open tax year for CC Mobility in Hong Kong are 2012-2013.

The Company has no income tax expense for the years ended December 31, 2013 and 2012 because it has incurred loss before tax from continuing operation.

The Company applied the provisions of ASC 740.10.50, "Accounting for Uncertainty in Income Taxes", which provides clarification related to the process associated with accounting for uncertain tax positions recognized in our financial statements. ASC 740.10.50 prescribes a more-likely-than-not threshold for financial statement recognition and measurement of a tax position taken, or expected to be taken, in a tax return. ASC 740.10.50 also provides guidance related to, among other things, classification, accounting for interest and penalties associated with tax positions, and disclosure requirements. The Company recognizes accrued interest and penalties related to unrecognized tax benefits in the provision for income taxes in the statements of operation. The Company's policy for recording interest and penalties associated with audits is to record such items as a component of income tax expense.

The following table sets forth the components of deferred income taxes as of December 31, 2013 and 2012:

	December 31,	December 31,
	2013	2012
Deferred tax assets:
Net operating losses - U.S.	$1,195,355	$129,630
Net operating losses - PRC and Hong Kong	-	68,625
Deferred revenue	19,223	19,703

	1,214,578	217,958
Valuation allowance	(1,214,578)	(217,958)
Deferred tax assets, net	$-	$-

As of December 31, 2013, the Company has net operating losses carry forward of $1,821,061 in the U.S. and $883,185 in Hong Kong and PRC available to offset future taxable income. They will begin to expire in 2030 and 2013, respectively. We provided for a full valuation allowance against the deferred tax assets of $1,214,578 on the expected future tax benefits from the net operating loss carry forwards as management believes it is more likely than not that these assets will not be realized in the future.

The change in valuation allowance for the years ended December 31, 2013 and 2012 was an increase of $996,620 and a decrease of $403, respectively.

The Company did not recognize any interest or penalties related to unrecognized tax benefits for the years ended December 31, 2013 and 2012.